UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21749

                                         CRM Mutual Fund Trust

(Exact name of registrant as specified in charter)

c/o Cramer Rosenthal McGlynn, LLC.

520 Madison Avenue, 20th Floor

                             New York, NY 10022

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road Suite 400

                             Wilmington, DE 19808

(Name and address of agent for service)

Copy to:

Lea Anne Copenhefer

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110

Registrant’s telephone number, including area code: 212-326-5300

Date of fiscal year end: June 30

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Shares		Value
Common Stock — 95.4%
Consumer Discretionary — 8.2%
Consumer Durables & Apparel — 2.4%
283,697	G-III Apparel Group Ltd.[1]	$10,689,703

Consumer Services — 5.8%
153,200	Adtalem Global Education, Inc.[1]	7,284,660
1,229,117	Regis Corp.[1]	18,596,540

		25,881,200

Total Consumer Discretionary		36,570,903

Consumer Staples — 7.2%
Food & Staples Retailing — 2.2%
329,900	Performance Food Group Co.[1]	9,847,515

Food, Beverage & Tobacco — 5.0%
54,790	Coca-Cola Bottling Co. Consolidated	9,460,589
847,375	Cott Corp.[2]	12,473,360

		21,933,949

Total Consumer Staples		31,781,464

Energy — 4.9%
Energy Equipment & Services — 2.6%
391,825	Forum Energy Technologies, Inc.[1]	4,310,075
472,600	Keane Group, Inc.[1,2]	6,994,480

		11,304,555

Oil, Gas & Consumable Fuels — 2.3%
771,400	Callon Petroleum Co.[1]	10,213,336

Total Energy		21,517,891

Financials — 23.4%
Banks — 17.8%
461,200	Associated Banc-Corp.	11,460,820
347,950	BancorpSouth Bank	11,064,810
76,250	Bank of Hawaii Corp.	6,336,375
817,300	Boston Private Financial Holdings, Inc.	12,300,365
411,050	First Horizon National Corp.	7,740,072
483,450	First Midwest Bancorp, Inc.	11,888,036
224,875	Hancock Holding Co.	11,626,037
159,125	MB Financial, Inc.	6,441,380

		78,857,895

Diversified Financials — 4.2%
429,514	Investment Technology Group, Inc.	8,478,606
169,626	Stifel Financial Corp.	10,046,948

		18,525,554

Insurance — 1.4%
152,100	Horace Mann Educators Corp.	6,502,275

Total Financials		103,885,724

Health Care — 6.2%
Health Care Equipment & Services — 6.2%
161,707	CONMED Corp.	10,240,904

Shares		Value
Health Care — (continued)
Health Care Equipment & Services — (continued)
267,150	Omnicell, Inc.[1]	$11,594,310
184,679	Premier, Inc. — Class A1,2	5,782,300

Total Health Care		27,617,514

Industrials — 17.6%
Capital Goods — 17.6%
323,500	Actuant Corp. — Class A	7,521,375
168,655	Albany International Corp. - Class A	10,574,668
131,800	Chart Industries, Inc.[1]	7,780,154
78,500	Curtiss-Wright Corp.	10,602,995
121,006	EnPro Industries, Inc.	9,363,444
291,550	JELD-WEN Holding, Inc.[1]	8,927,261
55,850	John Bean Technologies Corp.	6,333,390
341,975	MRC Global, Inc.[1]	5,622,069
1,024,002	Mueller Water Products, Inc. — Class A	11,130,902

Total Industrials		77,856,258

Information Technology — 14.3%
Semiconductors & Semiconductor Equipment — 0.7%
182,951	MACOM Technology Solutions Holdings, Inc.[1,2]	3,036,987

Software & Services — 8.2%
268,777	Acxiom Corp.[1]	6,103,925
129,305	Altair Engineering, Inc. Class A1	4,055,005
429,152	Amber Road, Inc.[1]	3,819,453
778,891	Brightcove, Inc.[1]	5,413,292
254,050	Carbonite, Inc.[1]	7,316,640
155,000	Envestnet, Inc.[1]	8,881,500
34,455	Zscaler, Inc.[1,2]	967,152

		36,556,967

Technology Hardware & Equipment — 5.4%
641,477	Extreme Networks, Inc.[1]	7,101,150
152,100	Itron, Inc.[1]	10,882,755
93,587	Lumentum Holdings, Inc.[1,2]	5,970,851

		23,954,756

Total Information Technology		63,548,710

Materials — 3.9%
Chemicals — 3.9%
354,900	GCP Applied Technologies, Inc.[1]	10,309,845
386,500	Venator Materials PLC[1,3]	6,991,785

Total Materials		17,301,630

Real Estate — 4.3%
Diversified REIT’s — 2.2%
434,348	Alexander & Baldwin, Inc.	10,046,469

Office REIT’s — 2.1%
356,857	Corporate Office Properties Trust	9,217,617

Total Real Estate		19,264,086

1	CRM Funds

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Shares		Value
Telecommunication Services — 1.6%
Diversified Telecommunication Services — 1.6%
653,400	Vonage Holdings Corp.[1]	$6,958,710

Utilities — 3.8%
Gas Utilities — 1.9%
125,800	Southwest Gas Holdings, Inc.	8,507,854

Multi-Utilities — 1.9%
157,750	Black Hills Corp.	8,565,825

Total Utilities		17,073,679

Total Common Stock (Cost $350,714,793)		423,376,569

Short-Term Investments — 4.5%
9,953,570	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 1.55%[4]	9,953,570
9,953,570	Federated Treasury Obligations Fund Institutional Series, 1.51%[4]	9,953,570

Total Short-Term Investments (Cost $19,907,140)		19,907,140

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 99.9% (Cost $370,621,933)		443,283,709

Principal
Short-Term Investments Held As Collateral For Loaned Securities — 3.7%
Repurchase Agreements — 3.7%
$ 701,979	With Bank of Montreal: at 1.76%, dated 03/29/18, to be repurchased on 04/02/18, repurchase price $702,116 (collateralized by US Treasury Securities, par values ranging from $3 - $428,076, coupon rates ranging from 0.00% to 4.50%, 04/26/18 - 09/09/49; total market value $716,019)	$701,979
3,859,729	With Deutsche Bank Securities, Inc.: at 1.80%, dated 03/29/18, to be repurchased on 04/02/18, repurchase price $3,860,501 (collateralized by US Treasury Securities, par values ranging from $48,943 - $356,501, coupon rates ranging from 0.00% to 8.88%, 05/15/18 - 09/09/49; total market value $3,936,924)	3,859,729

Principal		Value
Repurchase Agreements — (continued)
$3,859,729	With HSBC Securities USA, Inc.: at 1.78%, dated 03/29/18, to be repurchased on 04/02/18, repurchase price $3,860,492 (collateralized by US Treasury Securities, par values ranging from $951,776 - $1,861,135, coupon rates ranging from 1.63% to 2.13%, 03/31/19 - 11/15/26; total market value $3,943,213)	$3,859,729
3,859,729	With Mizuho Securities USA, LLC: at 1.78%, dated 03/29/18, to be repurchased on 04/02/18, repurchase price $3,860,492 (collateralized by a US Treasury Security, par value of $4,017,058, coupon rate of 1.88%, 09/30/22; total market value $3,936,926)	3,859,729
3,859,729	With Royal Bank of Scotland PLC: at 1.78%, dated 03/29/18, to be repurchased on 04/02/18, repurchase price $3,860,492 (collateralized by US Treasury Securities, par values ranging from $96,493 - $439,044, coupon rates ranging from 0.49% to 3.75%, 07/31/18 - 08/15/46; total market value $3,945,854)	3,859,729

Total Repurchase Agreements		16,140,895

Time Deposit — 0.0%
109,975	Nordea Bank AB (New York), 1.67% 04/02/18	109,975

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $16,250,870)		16,250,870

Total Investments — 103.6% (Cost $386,872,803)		$459,534,579	[5]
Liabilities in Excess of Other Assets — (3.6)%		(16,052,442)

Total Net Assets — 100.0%		$443,482,137

2	CRM Funds

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2018 (Unaudited)

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Investments in Securities:
Common Stock	$423,376,569	$423,376,569	—	—
Short-Term Investments	19,907,140	19,907,140	—	—
Short-Term Investments Held As Collateral For Loaned Securities	16,250,870	—	$16,250,870	—

Total Investments in Securities	$459,534,579	$443,283,709	$16,250,870	—

There were no transfers between Level 1, Level 2, and Level 3 during the three months ended March 31, 2018.

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.
[5]	At March 31, 2018, the market value of securities on loan for the CRM Small Cap Value Fund was $15,872,467. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

3	CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Shares		Value
Common Stock — 95.2%
Consumer Discretionary — 8.3%
Consumer Durables & Apparel — 3.9%
156,463	G-III Apparel Group Ltd.[1]	$5,895,526
37,923	PVH Corp.	5,742,680

		11,638,206

Consumer Services — 4.4%
133,215	Adtalem Global Education, Inc.[1]	6,334,373
30,053	Vail Resorts, Inc.	6,662,750

		12,997,123

Total Consumer Discretionary		24,635,329

Consumer Staples — 4.1%
Food & Staples Retailing — 2.3%
232,292	Performance Food Group Co.[1]	6,933,916

Food, Beverage & Tobacco — 1.8%
137,219	TreeHouse Foods, Inc.[1]	5,251,371

Total Consumer Staples		12,185,287

Energy — 4.6%
Oil, Gas & Consumable Fuels — 4.6%
580,128	Callon Petroleum Co.[1]	7,680,895
95,817	Energen Corp.[1]	6,023,056

Total Energy		13,703,951

Financials — 19.6%
Banks — 13.5%
346,754	Associated Banc-Corp.	8,616,837
187,663	First Hawaiian, Inc.	5,222,661
305,260	First Midwest Bancorp, Inc.	7,506,344
147,676	Hancock Holding Co.	7,634,849
335,938	KeyCorp.	6,567,588
81,315	Webster Financial Corp.	4,504,851

		40,053,130

Diversified Financials — 1.6%
79,448	Stifel Financial Corp.	4,705,705

Insurance — 4.5%
55,848	American Financial Group, Inc.	6,267,263
59,615	Hanover Insurance Group, Inc. (The)	7,028,012

		13,295,275

Total Financials		58,054,110

Health Care — 9.6%
Health Care Equipment & Services — 7.5%
32,645	Cooper Companies, Inc. (The)	7,469,502
178,510	Omnicell, Inc.[1]	7,747,334
74,752	STERIS PLC[2]	6,978,847

		22,195,683

Shares		Value
Health Care — (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 2.1%
25,138	Bio-Rad Laboratories, Inc. - Class A1	$6,286,511

Total Health Care		28,482,194

Industrials — 17.1%
Capital Goods — 12.5%
203,571	Actuant Corp. — Class A	4,733,026
42,595	Curtiss-Wright Corp.	5,753,307
52,793	Hubbell, Inc.	6,429,131
126,025	SPX FLOW, Inc.[1]	6,199,170
36,014	Teledyne Technologies, Inc.[1]	6,740,740
96,375	Xylem, Inc.	7,413,165

		37,268,539

Commercial & Professional Services — 4.6%
117,827	Clean Harbors, Inc.[1]	5,751,136
169,304	TriNet Group, Inc.[1]	7,842,161

		13,593,297

Total Industrials		50,861,836

Information Technology — 11.6%
Semiconductors & Semiconductor Equipment — 0.6%
114,292	MACOM Technology Solutions Holdings, Inc.[1,3]	1,897,247

Software & Services — 6.3%
124,319	Black Knight, Inc.[1]	5,855,425
56,899	Nutanix, Inc. — Class A1,3	2,794,310
46,120	PTC, Inc.[1]	3,597,821
78,112	Worldpay, Inc. — Class A1	6,423,931

		18,671,487

Technology Hardware & Equipment — 4.7%
176,146	FLIR Systems, Inc.	8,809,061
80,811	Lumentum Holdings, Inc.[1,3]	5,155,742

		13,964,803

Total Information Technology		34,533,537

Materials — 7.9%
Chemicals — 7.9%
271,733	GCP Applied Technologies, Inc.[1]	7,893,844
190,763	RPM International, Inc.	9,093,672
105,471	W.R. Grace & Co.	6,457,989

Total Materials		23,445,505

Real Estate — 6.7%
Diversified REIT’s — 2.1%
368,204	Empire State Realty Trust, Inc. — Class A	6,182,145

Office REIT’s — 4.6%
243,789	Corporate Office Properties Trust	6,297,070
240,120	Equity Commonwealth[1]	7,364,481

		13,661,551

Total Real Estate		19,843,696

4	CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Shares		Value
Telecommunication Services — 1.7%
Diversified Telecommunication Services — 1.7%
487,886	Vonage Holdings Corp.[1]	$5,195,986

Utilities — 4.0%
Multi-Utilities — 2.5%
306,861	NiSource, Inc.	7,337,047

Water Utilities — 1.5%
53,554	American Water Works Co., Inc.	4,398,390

Total Utilities		11,735,437

Total Common Stock (Cost $222,303,329)		282,676,868

Short-Term Investments — 3.9%
5,735,838	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 1.55%[4]	5,735,838
5,735,839	Federated Treasury Obligations Fund Institutional Series, 1.51%[4]	5,735,839

Total Short-Term Investments (Cost $11,471,677)		11,471,677

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 99.1% (Cost $233,775,006)		294,148,545

Principal
Short-Term Investments Held As Collateral For Loaned Securities — 2.7%
Repurchase Agreements — 2.7%
$403,871	With Bank of Montreal: at 1.76%, dated 03/29/18, to be repurchased on 04/02/18, repurchase price $403,950 (collateralized by US Treasury Securities, par values ranging from $2 - $246,286, coupon rates ranging from 0.00% to 4.50%, 04/26/18 - 09/09/49; total market value $411,949)	$403,871

Principal		Value
Repurchase Agreements — (continued)
$1,920,213	With Deutsche Bank Securities, Inc.: at 1.80%, dated 03/29/18, to be repurchased on 04/02/18, repurchase price $1,920,597 (collateralized by US Treasury Securities, par values ranging from $24,349 - $177,359, coupon rates ranging from 0.00% to 8.88%, 05/15/18 - 09/09/49; total market value $1,958,617)	$1,920,213
1,920,213	With HSBC Securities USA, Inc.: at 1.78%, dated 03/29/18, to be repurchased on 04/02/18, repurchase price $1,920,593 (collateralized by US Treasury Securities, par values ranging from $473,508 - $925,914, coupon rates ranging from 1.63% to 2.13%, 03/31/19 - 11/15/26; total market value $1,961,746)	1,920,213
1,920,213	With Mizuho Securities USA, LLC: at 1.78%, dated 03/29/18, to be repurchased on 04/02/18, repurchase price $1,920,593 (collateralized by a US Treasury Security, par value of $1,998,484, coupon rate of 1.88%, 09/30/22; total market value $1,958,618)	1,920,213
1,920,213	With TD Securities, Inc.: at 1.80%, dated 03/29/18, to be repurchased on 04/02/18, repurchase price $1,920,597 (collateralized by US Treasury Securities, par values ranging from $149,407 - $248,477, coupon rates ranging from 1.00% to 2.75%, 10/31/18 - 09/09/49; total market value $1,958,618)	1,920,213

Total Repurchase Agreements		8,084,723

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $8,084,723)		8,084,723

Total Investments — 101.8% (Cost $241,859,729)		302,233,268	[5]
Liabilities in Excess of Other Assets — (1.8)%		(5,473,263)

Total Net Assets — 100.0%		$296,760,005

5	CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2018 (Unaudited)

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

			Level 2	Level 3
	Investments in	Level 1	Significant	Significant
	Securities	Quoted	Observable	Unobservable
	(Value)	Prices	Inputs	Inputs

Investments in Securities:
Common Stock	$282,676,868	$282,676,868	—	—
Short-Term Investments	11,471,677	11,471,677	—	—
Short-Term Investments Held As Collateral For Loaned Securities	8,084,723	—	$8,084,723	—

Total Investments in Securities	$302,233,268	$294,148,545	$8,084,723	—

There were no transfers between Level 1, Level 2, and Level 3 during the three months ended March 31, 2018.

[1]	Non-income producing security.
[2]	PLC — Public Limited Company.
[3]	Security partially or fully on loan.
[4]	Rate represents an annualized yield at date of measurement.
[5]	At March 31, 2018, the market value of securities on loan for the CRM Small/Mid Cap Value Fund was $7,899,249. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

6	CRM Funds

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Shares		Value
Common Stock — 96.3%
Consumer Discretionary — 14.3%
Consumer Durables & Apparel — 3.9%
43,391	Mohawk Industries, Inc.[1]	$10,076,258
62,523	PVH Corp.	9,467,858

		19,544,116

Consumer Services — 6.9%
228,210	Adtalem Global Education, Inc.[1]	10,851,386
235,985	Aramark	9,335,567
436,390	Houghton Mifflin Harcourt Co.[1]	3,032,910
50,650	Vail Resorts, Inc.	11,229,105

		34,448,968

Retailing — 3.5%
178,025	Tiffany & Co.	17,385,921

Total Consumer Discretionary		71,379,005

Consumer Staples — 1.8%
Food, Beverage & Tobacco — 1.8%
229,443	TreeHouse Foods, Inc.[1]	8,780,784

Energy — 7.5%
Oil, Gas & Consumable Fuels — 7.5%
253,772	Continental Resources, Inc.[1]	14,959,860
189,870	Energen Corp.[1]	11,935,228
367,303	Parsley Energy, Inc. — Class A1	10,648,114

Total Energy		37,543,202

Financials — 15.0%
Banks — 8.0%
290,015	Associated Banc-Corp.	7,206,873
327,855	BancorpSouth Bank	10,425,789
316,875	First Hawaiian, Inc.	8,818,631
700,896	KeyCorp.	13,702,517

		40,153,810

Diversified Financials — 4.7%
157,016	Nasdaq, Inc.	13,537,920
192,575	Voya Financial, Inc.	9,725,037

		23,262,957

Insurance — 2.3%
99,613	Hanover Insurance Group, Inc. (The)	11,743,376

Total Financials		75,160,143

Health Care — 5.4%
Health Care Equipment & Services — 4.4%
205,575	DENTSPLY SIRONA, Inc.	10,342,478
127,766	STERIS PLC[2]	11,928,234

		22,270,712

Shares		Value
Health Care — (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 1.0%
19,855	Bio-Rad Laboratories, Inc. - Class A1	$4,965,338

Total Health Care		27,236,050

Industrials — 19.2%
Capital Goods — 14.4%
141,070	AMETEK, Inc.	10,717,088
190,790	Dover Corp.	18,739,394
87,783	Hubbell, Inc.	10,690,214
194,955	SPX FLOW, Inc.[1]	9,589,836
53,878	Teledyne Technologies, Inc.[1]	10,084,345
163,386	Xylem, Inc.	12,567,651

		72,388,528

Commercial & Professional Services — 4.8%
303,766	IHS Markit Ltd.[1]	14,653,672
201,245	TriNet Group, Inc.[1]	9,321,668

		23,975,340

Total Industrials		96,363,868

Information Technology — 11.4%
Semiconductors & Semiconductor Equipment — 2.6%
139,539	Microchip Technology, Inc.	12,748,283

Software & Services — 4.1%
207,717	Black Knight, Inc.[1]	9,783,471
95,569	Nutanix, Inc. — Class A1,3	4,693,393
78,404	PTC, Inc.[1]	6,116,296

		20,593,160

Technology Hardware & Equipment — 4.7%
255,815	FLIR Systems, Inc.	12,793,308
59,215	Palo Alto Networks, Inc.[1]	10,748,707

		23,542,015

Total Information Technology		56,883,458

Materials — 8.0%
Chemicals — 6.7%
137,865	Ashland Global Holdings, Inc.	9,621,598
292,847	RPM International, Inc.	13,960,016
161,785	W.R. Grace & Co.	9,906,096

		33,487,710

Construction Materials — 1.3%
57,010	Vulcan Materials Co.	6,508,832

Total Materials		39,996,542

Real Estate — 4.3%
Office REIT’s — 2.4%
404,060	Equity Commonwealth[1]	12,392,520

Specialized REIT’s — 1.9%
22,450	Equinix, Inc.	9,387,243

Total Real Estate		21,779,763

7	CRM Funds

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Shares		Value
Telecommunication Services — 1.8%
Diversified Telecommunication Services — 1.8%
267,435	Zayo Group Holdings, Inc.[1]	$9,135,580

Utilities — 7.6%
Gas Utilities — 2.0%
119,252	Atmos Energy Corp.	10,045,788

Multi-Utilities — 3.7%
126,751	Black Hills Corp.	6,882,579
493,934	NiSource, Inc.	11,809,962

		18,692,541

Water Utilities — 1.9%
115,987	American Water Works Co., Inc.	9,526,013

Total Utilities		38,264,342

Total Common Stock (Cost $393,517,316)		482,522,737

Short-Term Investments — 2.8%
6,932,743	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 1.55%[4]	6,932,743
6,932,744	Federated Treasury Obligations Fund Institutional Series, 1.51%[4]	6,932,744

Total Short-Term Investments (Cost $13,865,487)		13,865,487

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 99.1% (Cost $407,382,803)		496,388,224

Principal		Value
Short-Term Investments Held As Collateral For Loaned Securities — 0.1%
Repurchase Agreement — 0.1%
$485,046	With Royal Bank of Scotland PLC[2]: at 1.78%, dated 03/29/18, to be repurchased on 04/02/18, repurchase price $485,142 (collateralized by US Treasury Securities, par values ranging from $12,126 - $55,174, coupon rates ranging from 0.49% to 3.75%, 07/31/18 - 08/15/46; total market value $495,869)	$485,046
Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $485,046)		485,046

Total Investments — 99.2% (Cost $407,867,849)		$496,873,270	[5]
Other Assets in Excess of Liabilities — 0.8%		3,872,987

Total Net Assets — 100.0%		$500,746,257

8	CRM Funds

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2018 (Unaudited)

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Investments in Securities:
Common Stock	$482,522,737	$482,522,737	—	—
Short-Term Investments	13,865,487	13,865,487	—	—
Short-Term Investments Held As Collateral For Loaned Securities	485,046	485,046	—	—

Total Investments in Securities	$496,873,270	$496,873,270	—	—

There were no transfers between Level 1, Level 2, and Level 3 during the three months ended March 31, 2018.

[1]	Non-income producing security.
[2]	PLC — Public Limited Company.
[3]	Security partially or fully on loan.
[4]	Rate represents an annualized yield at date of measurement.
[5]	At March 31, 2018, the market value of securities on loan for the CRM Mid Cap Value Fund was $468,614. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

9	CRM Funds

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Shares		Value
Common Stock — 97.9%
Consumer Discretionary — 11.5%
Consumer Durables & Apparel — 4.6%
4,721	Mohawk Industries, Inc.[1]	$1,096,311
17,057	PVH Corp.	2,582,941

		3,679,252

Retailing — 6.9%
3,300	AutoZone, Inc.[1]	2,140,677
35,493	Tiffany & Co.	3,466,247

		5,606,924

Total Consumer Discretionary		9,286,176

Consumer Staples — 4.1%
Food, Beverage & Tobacco — 4.1%
15,600	Anheuser-Busch InBev NV, ADR[2]	1,715,064
15,725	Philip Morris International, Inc.	1,563,065

Total Consumer Staples		3,278,129

Energy — 9.9%
Energy Equipment & Services — 2.4%
42,353	Halliburton Co.	1,988,050

Oil, Gas & Consumable Fuels — 7.5%
69,742	EQT GP HOLDINGS LP	1,609,645
31,613	Occidental Petroleum Corp.	2,053,581
81,580	Parsley Energy, Inc. — Class A1	2,365,004

		6,028,230

Total Energy		8,016,280

Financials — 22.9%
Banks — 10.8%
95,917	Bank of America Corp.	2,876,551
41,835	BB&T Corp.	2,177,093
73,857	KeyCorp.	1,443,904
41,800	Wells Fargo & Co.	2,190,738

		8,688,286

Diversified Financials — 6.0%
23,187	Intercontinental Exchange, Inc.	1,681,521
15,510	Nasdaq, Inc.	1,337,272
36,035	Voya Financial, Inc.	1,819,768

		4,838,561

Insurance — 6.1%
45,985	American International Group, Inc.	2,502,504
53,828	MetLife, Inc.	2,470,167

		4,972,671

Total Financials		18,499,518

Health Care — 10.5%
Health Care Equipment & Services — 7.6%
3,230	Anthem, Inc.	709,631
27,135	Danaher Corp.	2,656,788
42,020	DENTSPLY SIRONA, Inc.	2,114,026
2,450	Humana, Inc.	658,634

		6,139,079

Shares		Value
Health Care — (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 2.9%
13,822	Allergan PLC[3]	$2,326,104

Total Health Care		8,465,183

Industrials — 10.5%
Capital Goods — 4.9%
14,245	Dover Corp.	1,399,144
20,090	United Technologies Corp.	2,527,724

		3,926,868

Transportation — 5.6%
43,491	CSX Corp.	2,422,883
8,635	FedEx Corp.	2,073,350

		4,496,233

Total Industrials		8,423,101

Information Technology — 14.4%
Semiconductors & Semiconductor Equipment — 5.7%
10,940	Broadcom Ltd.	2,578,011
22,364	Microchip Technology, Inc.	2,043,175

		4,621,186

Software & Services — 5.4%
2,767	Dropbox, Inc. — Class A1	86,469
25,164	Microsoft Corp.	2,296,718
23,394	Worldpay, Inc. — Class A1	1,923,923

		4,307,110

Technology Hardware & Equipment — 3.3%
14,720	Palo Alto Networks, Inc.[1]	2,671,974

Total Information Technology		11,600,270

Materials — 6.9%
Chemicals — 6.9%
11,695	Air Products & Chemicals, Inc.	1,859,856
19,650	DowDuPont, Inc.	1,251,901
21,746	PPG Industries, Inc.	2,426,854

Total Materials		5,538,611

Telecommunication Services — 2.4%
Diversified Telecommunication Services — 2.4%
57,453	Zayo Group Holdings, Inc.[1]	1,962,594

Utilities — 4.8%
Electric Utilities — 3.1%
15,570	NextEra Energy, Inc.	2,543,048

Gas Utilities — 1.7%
15,855	Atmos Energy Corp.	1,335,625

Total Utilities		3,878,673

Total Common Stock (Cost $70,582,743)		78,948,535

10	CRM Funds

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2018 (Unaudited)

Shares		Value
Short-Term Investments — 2.1%
837,682	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 1.55%[4]	$837,682
837,683	Federated Treasury Obligations Fund Institutional Series, 1.51%[4]	837,683

Total Short-Term Investments (Cost $1,675,365)		1,675,365

Total Investments — 100.0% (Cost $72,258,108)		80,623,900
Liabilities in Excess of Other Assets — 0.0%		(11,511)

Total Net Assets — 100.0%		$80,612,389

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

			Level 2	Level 3
	Investments in	Level 1	Significant	Significant
	Securities	Quoted	Observable	Unobservable
	(Value)	Prices	Inputs	Inputs
Investments in Securities:
Common Stock	$78,948,535	$78,948,535	—	—
Short-Term Investments	1,675,365	1,675,365	—	—

Total Investments in Securities	$80,623,900	$80,623,900	—	—

There were no transfers between Level 1, Level 2, and Level 3 during the three months ended March 31, 2018.

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.

11	CRM Funds

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Shares		Value
Common Stock — 96.6%
Consumer Discretionary — 11.5%
Consumer Durables & Apparel — 2.8%
3,470	PVH Corp.	$525,462

Consumer Services — 3.3%
9,205	Aramark	364,150
36,320	Houghton Mifflin Harcourt Co.[1]	252,424

		616,574

Retailing — 5.4%
534	AutoZone, Inc.[1]	346,400
6,955	Tiffany & Co.	679,225

		1,025,625

Total Consumer Discretionary		2,167,661

Consumer Staples — 1.5%
Household & Personal Products — 1.5%
5,785	Edgewell Personal Care Co.[1,2]	282,424

Energy — 9.0%
Energy Equipment & Services — 2.1%
8,520	Halliburton Co.	399,929

Oil, Gas & Consumable Fuels — 6.9%
5,380	Continental Resources, Inc.[1]	317,151
4,950	Energen Corp.[1]	311,157
7,044	EQT Corp.	334,660
11,130	Parsley Energy, Inc. — Class A1	322,659

		1,285,627

Total Energy		1,685,556

Financials — 16.6%
Banks — 11.4%
16,840	Associated Banc-Corp.	418,474
20,305	Bank of America Corp.	608,947
15,840	Boston Private Financial Holdings, Inc.	238,392
19,157	KeyCorp.	374,519
9,540	Wells Fargo & Co.	499,992

		2,140,324

Diversified Financials — 2.6%
5,760	Nasdaq, Inc.	496,627

Insurance — 2.6%
8,810	American International Group, Inc.	479,440

Total Financials		3,116,391

Health Care — 13.6%
Health Care Equipment & Services — 10.3%
5,560	CONMED Corp.	352,115
5,875	Danaher Corp.	575,221
1,063	Humana, Inc.	285,766
3,100	STERIS PLC[3]	289,416
3,975	Zimmer Biomet Holdings, Inc.	433,434

		1,935,952

Shares		Value
Health Care — (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 3.3%
3,649	Allergan PLC[3]	$614,090

Total Health Care		2,550,042

Industrials — 13.2%
Capital Goods — 5.0%
3,805	Dover Corp.	373,727
4,510	United Technologies Corp.	567,448

		941,175

Commercial & Professional Services — 2.7%
10,490	IHS Markit Ltd.[1]	506,038

Transportation — 5.5%
10,175	CSX Corp.	566,849
1,955	FedEx Corp.	469,415

		1,036,264

Total Industrials		2,483,477

Information Technology — 18.1%
Semiconductors & Semiconductor Equipment — 5.8%
2,660	Broadcom Ltd.	626,829
5,020	Microchip Technology, Inc.[2]	458,627

		1,085,456

Software & Services — 8.4%
6,180	Black Knight, Inc.[1]	291,078
3,625	DXC Technology Co.	364,421
5,529	Microsoft Corp.	504,632
5,165	Worldpay, Inc. — Class A1	424,770

		1,584,901

Technology Hardware & Equipment — 3.9%
7,955	FLIR Systems, Inc.	397,830
4,555	Itron, Inc.[1]	325,910

		723,740

Total Information Technology		3,394,097

Materials — 7.3%
Chemicals — 7.3%
2,275	Air Products & Chemicals, Inc.	361,793
6,957	DowDuPont, Inc.	443,231
5,055	PPG Industries, Inc.	564,138

Total Materials		1,369,162

Telecommunication Services — 2.0%
Diversified Telecommunication Services — 2.0%
10,822	Zayo Group Holdings, Inc.[1]	369,679

Utilities — 3.8%
Electric Utilities — 2.0%
2,345	NextEra Energy, Inc.	383,009

12	CRM Funds

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Shares		Value
Utilities — (continued)
Gas Utilities — 1.8%
4,024	Atmos Energy Corp.	$338,982

Total Utilities		721,991

Total Common Stock (Cost $15,924,725)		18,140,480

Short-Term Investments — 2.9%
275,689	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 1.55%[4]	275,689
275,689	Federated Treasury Obligations Fund Institutional Series, 1.51%[4]	275,689

Total Short-Term Investments (Cost $551,378)		551,378

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 99.5% (Cost $16,476,103)		18,691,858

Principal		Value
Short-Term Investments Held As Collateral For Loaned Securities — 3.8%
Repurchase Agreement — 3.8%
$715,421	With NBC Global Finance Ltd.: at 1.71%, dated 03/29/18, to be repurchased on 04/02/18, repurchase price $715,557 (collateralized by US Treasury Securities, par values ranging from $1,786 - $82,549, coupon rates ranging from 0.00% to 3.63%, 06/30/19 - 09/09/49; total market value $729,730)	$715,421

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $715,421)		715,421

Total Investments — 103.3% (Cost $17,191,524)		19,407,279	[5]
Liabilities in Excess of Other Assets — (3.3)%		(621,057)

Total Net Assets — 100.0%		$18,786,222

13	CRM Funds

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2018 (Unaudited)

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Investments in Securities:
Common Stock	$18,140,480	$18,140,480	—	—
Short-Term Investments	551,378	551,378	—	—
Short-Term Investments Held As Collateral For Loaned Securities	715,421	—	$715,421	—

Total Investments in Securities	$19,407,279	$18,691,858	$715,421	—

There were no transfers between Level 1, Level 2, and Level 3 during the three months ended March 31, 2018.

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.
[5]	At March 31, 2018, the market value of securities on loan for the CRM All Cap Value Fund was $700,007. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

14	CRM Funds

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND 2

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Shares		Value
Right — 0.0%
17,762	Metropolitan Bank & Trust Co.
(Cost $ — )		$3,718
Short-Term Investments — 100.1%
6,271,004	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 1.55%[1]	6,271,004
6,271,004	Federated Treasury Obligations Fund Institutional Series, 1.51%[1]	6,271,004

Total Short-Term Investments (Cost $12,542,008)		12,542,008

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 100.1% (Cost $12,542,008)		12,545,726

Principal
Short-Term Investments Held As Collateral For Loaned Securities — 0.0%
Repurchase Agreement — 0.0%
$585	With NBC Global Finance Ltd.: at 1.71%, dated 03/29/18, to be repurchased on 04/02/18, repurchase price $585 (collateralized by US Treasury Securities, par values ranging from $1 - $68, coupon rates ranging from 0.00% to 3.63%, 06/30/19 - 09/09/49; total market value $597)
Total Repurchase Agreement		$585

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $585)		585

Total Investments — 100.1% (Cost $12,542,593)		12,546,311
Liabilities in Excess of Other Assets — (0.1)%		(12,227)

Total Net Assets — 100.0%		$12,534,084

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Investments in Securities:
Right	$3,718	$3,718	—	—
Short-Term Investments	12,542,008	12,542,008	—	—
Short-Term Investments Held As Collateral For Loaned Securities	585	—	$585	—

Total Investments in Securities	$12,546,311	$12,545,726	$585	—

There were no transfers between Level 1, Level 2, and Level 3 during the three months ended March 31, 2018.

[1]	Rate represents an annualized yield at date of measurement.
[2]	On March 20, 2018, the Board of Trustees of CRM Mutual Fund Trust authorized the liquidation of CRM International Opportunity Fund (the “Fund”). As of the close of business on April 30, 2018 (the “Liquidation Date”), the Fund distributed pro rata to the Fund’s shareholders of record all of the remaining assets of the Fund.

15	CRM Funds

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Shares		Value
Common Stock — 97.8%
Consumer Discretionary — 14.9%
Consumer Durables & Apparel — 3.3%
149,455	PVH Corp.[1]	$22,631,971

Consumer Services — 2.3%
71,280	Vail Resorts, Inc.	15,802,776

Retailing — 9.3%
30,152	AutoZone, Inc.[2]	19,559,301
443,038	Tiffany & Co.[1]	43,267,091

		62,826,392

Total Consumer Discretionary		101,261,139

Consumer Staples — 9.6%
Food, Beverage & Tobacco — 7.6%
938,800	Cott Corp.	13,819,136
309,228	Mondelez International, Inc. — Class A1	12,904,085
249,445	Philip Morris International, Inc.	24,794,833

		51,518,054

Household & Personal Products — 2.0%
280,915	Edgewell Personal Care Co.[2]	13,714,270

Total Consumer Staples		65,232,324

Energy — 1.9%
Oil, Gas & Consumable Fuels — 1.9%
271,965	EQT Corp.	12,921,057

Financials — 8.9%
Banks — 2.1%
265,610	Wells Fargo & Co.	13,920,620

Diversified Financials — 3.3%
160,314	Evercore, Inc. — Class A	13,979,381
169,250	Voya Financial, Inc.	8,547,125

		22,526,506

Insurance — 3.5%
442,690	American International Group, Inc.	24,091,190

Total Financials		60,538,316

Health Care — 14.5%
Health Care Equipment & Services — 8.4%
182,750	Danaher Corp.[1]	17,893,053
73,880	Humana, Inc.	19,861,160
179,392	Zimmer Biomet Holdings, Inc.[1]	19,560,904

		57,315,117

Pharmaceuticals, Biotechnology & Life Sciences — 6.1%
226,289	Allergan PLC[1,3]	38,082,176
42,144	Gerresheimer AG	3,463,190

		41,545,366

Total Health Care		98,860,483

Shares		Value
Industrials — 19.6%
Capital Goods — 7.7%
139,935	Dover Corp.[1]	$13,744,416
442,400	Safran SA ADR	11,736,872
217,400	United Technologies Corp.	27,353,268

		52,834,556

Commercial & Professional Services — 4.9%
354,997	IHS Markit Ltd.[2]	17,125,055
350,490	TriNet Group, Inc.[1,2]	16,234,697

		33,359,752

Transportation — 7.0%
427,900	CSX Corp.[1]	23,838,309
98,102	FedEx Corp.[1]	23,555,271

		47,393,580

Total Industrials		133,587,888

Information Technology — 17.1%
Semiconductors & Semiconductor Equipment — 3.8%
109,578	Broadcom Ltd.[1]	25,822,055

Software & Services — 10.5%
231,433	DXC Technology Co.[1]	23,265,960
344,960	Microsoft Corp.	31,484,499
205,022	Worldpay, Inc. — Class A2	16,861,009

		71,611,468

Technology Hardware & Equipment — 2.8%
374,183	FLIR Systems, Inc.[1]	18,712,892

Total Information Technology		116,146,415

Materials — 9.2%
Chemicals — 9.2%
95,545	Air Products & Chemicals, Inc.[1]	15,194,521
105,685	Akzo Nobel NV	9,985,439
380,160	DowDuPont, Inc.	24,219,994
215,975	W.R. Grace & Co.[1]	13,224,149

Total Materials		62,624,103

Telecommunication Services — 2.1%
Diversified Telecommunication Services — 2.1%
419,200	Zayo Group Holdings, Inc.[2]	14,319,872

Total Common Stock (Cost $663,004,050)		665,491,597

16	CRM Long/Short Opportunities Fund

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Shares		Value
Short-Term Investments — 0.4%
1,322,724	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 1.55%4	$1,322,724
1,322,724	Federated Treasury Obligations Fund Institutional Series, 1.51%4	1,322,724

Total Short-Term Investments (Cost $2,645,448)		2,645,448

Total Investments in Securities — 98.2% (Cost $665,649,498)		668,137,045

Common Stock Sold Short — (54.5%)
Consumer Discretionary — (13.7%)
Automobiles & Components — (1.6%)
(187,975)	Magna International, Inc.	$(10,592,391)

Consumer Durables & Apparel — (1.5%)
(74,596)	Leggett & Platt, Inc.	(3,309,079)
(93,710)	VF Corp.	(6,945,785)

		(10,254,864)

Diversified Financials — (0.7%)
(183,278)	H&R Block, Inc.	(4,657,094)

Hotels, Restaurants & Leisure — (2.5%)
(14,749)	Domino’s Pizza, Inc.	(3,444,776)
(239,355)	Starbucks Corp.	(13,856,261)

		(17,301,037)

Media — (2.8%)
(136,595)	Omnicom Group, Inc.	(9,926,359)
(134,900)	Publicis Groupe SA	(9,393,340)

		(19,319,699)

Retailing — (4.6%)
(337,485)	American Eagle Outfitters, Inc.	(6,726,076)
(39,415)	Dollar General Corp.	(3,687,273)
(29,160)	Home Depot, Inc. (The)	(5,197,479)
(164,720)	L Brands, Inc.	(6,293,951)
(142,990)	Tractor Supply Co.	(9,011,230)

		(30,916,009)

Total Consumer Discretionary		(93,041,094)

Consumer Staples — (6.1%)
Food, Beverage & Tobacco — (5.3%)
(186,010)	Campbell Soup Co.	(8,056,093)
(327,350)	Flowers Foods, Inc.	(7,155,871)
(154,050)	General Mills, Inc.	(6,941,493)
(201,837)	Hormel Foods Corp.	(6,927,046)
(56,167)	J.M. Smucker Co. (The)	(6,965,270)

		(36,045,773)

Household & Personal Products — (0.8%)
(39,250)	Clorox Co. (The)	(5,224,567)

Total Consumer Staples		(41,270,340)

Shares		Value
Energy — (0.8%)
Oil, Gas & Consumable Fuels — (0.8%)
(362,480)	Range Resources Corp.	$(5,270,459)

Financials — (3.6%)
Banks — (1.9%)
(282,950)	National Bank of Canada	(13,317,878)

Diversified Financials — (1.7%)
(283,945)	Legg Mason, Inc.	(11,542,364)

Total Financials		(24,860,242)

Health Care — (4.6%)
Health Care Equipment & Services — (2.9%)
(99,125)	Cardinal Health, Inc.	(6,213,155)
(42,570)	Cigna Corp.	(7,140,692)
(163,645)	Hologic, Inc.[2]	(6,113,777)

		(19,467,624)

Pharmaceuticals, Biotechnology & Life Sciences — (1.7%)
(50,602)	Roche Holding AG	(11,607,954)

Total Health Care		(31,075,578)

Industrials — (17.5%)
Capital Goods — (12.6%)
(42,242)	American Woodmark Corp.[2]	(4,158,725)
(91,090)	Armstrong World Industries, Inc.[2]	(5,128,367)
(30,840)	Boeing Co. (The)	(10,111,819)
(521,530)	General Electric Co.	(7,030,224)
(140,955)	Ingersoll-Rand PLC[3]	(12,053,062)
(240,930)	Kennametal, Inc.	(9,675,749)
(72,015)	Maxar Technologies Ltd.	(3,330,694)
(55,405)	Middleby Corp. (The)[2]	(6,858,585)
(106,800)	PACCAR, Inc.	(7,066,956)
(180,825)	Philips Lighting NV5	(6,798,498)
(94,000)	Regal Beloit Corp.	(6,894,900)
(94,615)	Vestas Wind Systems A/S	(6,769,887)

		(85,877,466)

Commercial & Professional Services — (1.4%)
(223,025)	Healthcare Services Group, Inc.	(9,697,127)

Commercial Services & Supplies — (3.5%)
(50,025)	Ecolab, Inc.	(6,856,927)
(198,445)	Nielsen Holdings PLC[3]	(6,308,567)
(180,361)	Robert Half International, Inc.	(10,441,098)

		(23,606,592)

Total Industrials		(119,181,185)

Information Technology — (4.4%)
Semiconductors & Semiconductor Equipment — (2.4%)
(57,035)	NXP Semiconductors NV2	(6,673,095)
(139,080)	Qorvo, Inc.[2]	(9,798,186)

		(16,471,281)

Technology Hardware & Equipment — (2.0%)
(81,153)	Apple, Inc.	(13,615,850)

Total Information Technology		(30,087,131)

17	CRM Long/Short Opportunities Fund

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Shares		Value
Materials — (2.5%)
Chemicals — (2.5%)
(97,315)	LyondellBasell Industries NV — Class A	$(10,284,249)
(77,900)	Scotts Miracle-Gro Co. (The)	(6,679,925)

Total Materials		(16,964,174)

Shares		Value
Real Estate — (1.3%)
Retail REIT’s — (1.3%)
(138,100)	Acadia Realty Trust	$(3,397,260)
(104,390)	Realty Income Corp.	(5,400,095)

Total Real Estate		(8,797,355)

Total Common Stock Sold Short (Cost $(384,644,803))		(370,547,558)

Other Assets in Excess of Liabilities — 56.3%		383,012,936

Total Net Assets — 100.0%		$680,602,423

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

			Level 2	Level 3
	Investments in	Level 1	Significant	Significant
	Securities	Quoted	Observable	Unobservable
	(Value)	Prices	Inputs	Inputs
Assets:
Investments in Securities:
Common Stock
Consumer Discretionary	$101,261,139	$101,261,139	$—	$—
Consumer Staples	65,232,324	65,232,324	—	—
Energy	12,921,057	12,921,057	—	—
Financials	60,538,316	60,538,316	—	—
Health Care	98,860,483	98,860,483	—	—
Industrials	133,587,888	133,587,888	—	—
Information Technology	116,146,415	116,146,415	—	—
Materials	62,624,103	62,624,103	—	—
Telecommunication Services	14,319,872	14,319,872	—	—
Short-Term Investments	2,645,448	2,645,448	—	—

Total Assets - Investments in Securities	$668,137,045	$668,137,045	$—	$—

18	CRM Long/Short Opportunities Fund

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2018 (Unaudited)

			Level 2	Level 3
	Investments in	Level 1	Significant	Significant
	Securities	Quoted	Observable	Unobservable
	(Value)	Prices	Inputs	Inputs
Other Financial Instruments:*
Forward Foreign Currency Contract	$8,210	$—	$8,210	$—

Total Assets - Other Financial Instruments	$8,210	$—	$8,210	$—

Liabilities:

Common Stock Sold Short:
Consumer Discretionary	$(93,041,094)	$(93,041,094)	$—	$—
Consumer Staples	(41,270,340)	(41,270,340)	—	—
Energy	(5,270,459)	(5,270,459)	—	—
Financials	(24,860,242)	(24,860,242)	—	—
Health Care	(31,075,578)	(31,075,578)	—	—
Industrials	(119,181,185)	(119,181,185)	—	—
Information Technology	(30,087,131)	(30,087,131)	—	—
Materials	(16,964,174)	(16,964,174)	—	—
Real Estate	(8,797,355)	(8,797,355)	—	—

Total Liabilities - Investments in Securities	$(370,547,558)	$(370,547,558)	$—	$—

Other Financial Instruments:*
Forward Foreign Currency Contract	$(37,044)	$—	$(37,044)	$—

Total Liabilities - Other Financial Instruments	$(37,044)	$—	$(37,044)	$—

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward foreign currency contracts and total return swap agreements, which are recorded at fair value.

There were no transfers between Level 1, Level 2, and Level 3 during the three months ended March 31, 2018.

Forward foreign currency contracts outstanding at March 31, 2018:

Counterparty	Termination Date	Currency Purchase		Currency Sold		Unrealized Appreciation	Unrealized (Depreciation)
Morgan Stanley	06/15/18	6,195,909	United States Dollar	5,000,000	Euro	$8,210	$ —
Morgan Stanley	06/15/18	4,700,000	Canadian Dollar	3,668,499	United States Dollar	—	(15,097)
Morgan Stanley	06/15/18	2,400,000	Switzerland Franc	2,548,984	United States Dollar	—	(21,947)

						$8,210	$(37,044)

Total Forward Foreign Currency Contracts

[1]	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
[2]	Non-income producing security.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.
[5]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $(6,798,498) and represents (1.0)% of net assets as of March 31, 2018.

19	CRM Long/Short Opportunities Fund

Item 2. Controls and Procedures.

(a)

The Registrant’s Principal Executive and Principal Financial Officers, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective based on the evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the Principal Executive Officer and Principle Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CRM Mutual Fund Trust

By (Signature and Title)* /s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer
(Principal Executive Officer)

Date May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer
(Principal Executive Officer)

Date May 29, 2018

By (Signature and Title)* /s/ Carlos A. Leal
Carlos A. Leal, Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date May 29, 2018

* Print the name and title of each signing officer under his or her signature.